42. Information related to guaranteed securities issued by subsidiaries (Details) - Oil And Gas Producing Activities [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Entities [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Unproved oil and gas properties	$ 17,550	$ 23,180	$ 6,111
Proved oil and gas properties	61,997	81,198	88,716
Support Equipment	73,961	88,977	84,860
Gross Capitalized costs	153,508	193,355	179,687
Depreciation, depletion and amortization	(43,696)	(51,914)	(61,463)
Net capitalized costs	109,812	141,441	118,224
Consolidated Entities [member] | BRAZIL
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Unproved oil and gas properties	17,438	23,063	5,999
Proved oil and gas properties	61,857	81,063	88,572
Support Equipment	73,199	88,289	83,822
Gross Capitalized costs	152,494	192,414	178,393
Depreciation, depletion and amortization	(43,008)	(51,332)	(60,890)
Net capitalized costs	109,486	141,081	117,503
Consolidated Entities [member] | South America [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Unproved oil and gas properties	112	117	112
Proved oil and gas properties	140	135	144
Support Equipment	761	687	649
Gross Capitalized costs	1,013	940	905
Depreciation, depletion and amortization	(687)	(581)	(544)
Net capitalized costs	326	359	361
Consolidated Entities [member] | North America [Member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Unproved oil and gas properties
Proved oil and gas properties
Support Equipment
Gross Capitalized costs
Net capitalized costs
Consolidated Entities [member] | Other Countries [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Unproved oil and gas properties
Proved oil and gas properties
Support Equipment	1	1	389
Gross Capitalized costs	1	1	389
Depreciation, depletion and amortization	(1)	(1)	(29)
Net capitalized costs			360
Consolidated Entities [member] | Abroad [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Unproved oil and gas properties	112	117	112
Proved oil and gas properties	140	135	144
Support Equipment	762	688	1,038
Gross Capitalized costs	1,014	941	1,294
Depreciation, depletion and amortization	(688)	(582)	(573)
Net capitalized costs	326	359	721
Equity Method Investee [member]
DisclosureInformationRelatedToGuaranteedSecuritiesIssuedBySubsidiariesLineItems [Line Items]
Unproved oil and gas properties
Proved oil and gas properties	792	4,202	4,091
Support Equipment			6
Gross Capitalized costs	792	4,202	4,097
Depreciation, depletion and amortization	(316)	(1,690)	(1,410)
Net capitalized costs	$ 476	$ 2,513	$ 2,687